DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

INTERNATIONAL CORE EQUITY PORTFOLIO

INTERNATIONAL VECTOR EQUITY PORTFOLIO

WORLD EX U.S. VALUE PORTFOLIO

WORLD EX U.S. TARGETED VALUE PORTFOLIO

WORLD EX U.S. CORE EQUITY PORTFOLIO

WORLD CORE EQUITY PORTFOLIO

(formerly, Dimensional Retirement Equity Fund II)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus and the prior Supplement for the Portfolios listed above.

The performance table in the Prospectus for the International Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 9/15/05 Inception
International Core Equity Portfolio
Return Before Taxes	-5.98%	5.91%	4.62%
Return After Taxes on Distributions	-6.67%	5.24%	4.05%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.84%	4.59%	3.70%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	4.11%

The performance table in the Prospectus for the International Vector Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 8/14/08 Inception
International Vector Equity Portfolio
Return Before Taxes	-6.27%	6.18%	4.34%
Return After Taxes on Distributions	-7.13%	5.39%	3.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.94%	4.83%	3.39%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	2.47%

The performance table in the Prospectus for the World ex U.S. Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 8/23/10 Inception
World ex U.S. Value Portfolio
Return Before Taxes	-6.19%	5.03%
Return After Taxes on Distributions	-7.11%	4.35%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.86%	3.93%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	6.33%

The performance table in the Prospectus for the World ex U.S. Targeted Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/01/12 Inception
World ex U.S. Targeted Value Portfolio
Return Before Taxes	-4.49%	10.01%
Return After Taxes on Distributions	-5.08%	9.12%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.15%	7.60%
MSCI All Country World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.03%	8.66%

The performance table in the Prospectus for the World ex U.S. Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 4/09/13 Inception
World ex U.S. Core Equity Portfolio
Return Before Taxes	-4.86%	3.23%
Return After Taxes on Distributions	-5.39%	2.46%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.32%	2.36%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	4.50%

The performance table in the Prospectus for the World Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 3/07/12 Inception
World Core Equity Portfolio
Return Before Taxes	2.48%	13.04%
Return After Taxes on Distributions	1.90%	12.31%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.81%	10.09%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	11.69%

The performance table in the Prospectus for the Selectively Hedged Global Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/14/11 Inception
Selectively Hedged Global Equity Portfolio
Return Before Taxes	3.91%	14.28%
Return After Taxes on Distributions	2.42%	13.13%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.74%	10.94%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	12.95%

The date of this Supplement is March 20, 2015

SUPP032015-001

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